Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	DANE EXPLORATION INC.
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Entity Central Index Key	0001511325
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	51,825,000
Entity Public Float	$ 25,912
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Description	Amendment No. 2

Balance Sheets (Unaudited for June 30, 2012) (USD $)	Jun. 30, 2012		Sep. 30, 2011
CURRENT ASSETS
Cash	$ 3,698		$ 197
Prepaid expenses	2,492		350
Total current assets	6,190		547
Total assets	6,190		547
CURRENT LIABILITIES
Accounts payable	1,215		10,315
Shareholder advances	7,705	[1]	5,725	[1]
Total current liabilities	8,920		16,040
Total liabilities	8,920		16,040
COMMITMENTS AND CONTINGENCIES		[2]		[2]
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares	51,825	[3]	50,000	[3]
Paid-in Capital	9,675		(25,000)
Accumulated deficit in the exploration stage	(64,230)		(40,493)
Total stockholders' equity (deficit)	(2,730)		(15,493)
Total liabilities and stockholders' equity (deficit)	$ 6,190		$ 547

[1]	See Note 5.
[2]	See Note 6.
[3]	See Note 7.

Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2012	Sep. 30, 2011
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares Issued	51,825,000	50,000,000
Common Stock, Shares Outstanding	51,825,000	50,000,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		28 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
EXPENSES:
Exploration expenses			$ 2,280	$ 572	$ 3,591
Professional and consultant fees	2,125	100	14,358	9,100	40,196
Administrative expenses	3,191	933	7,099	3,992	12,943
Mineral properties impairment					7,500
Total expenses	5,316	1,033	23,737	13,664	64,230
Net (Loss)	$ (5,316)	$ (1,033)	$ (23,737)	$ (13,664)	$ (64,230)
Loss per common share, basic and diluted
Weighted average shares outstanding, basic and diluted	51,825,000	50,000,000	50,692,701	50,000,000

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		28 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net (Loss)	$ (23,737)	$ (13,664)	$ (64,230)
Adjustments to reconcile net loss to net cash used in operating activities:
Mineral properties impairment			7,500
Net change in operating assets and liabilities
Prepaid expenses (increase/decrease)	(2,142)	(350)	(2,492)
Accounts payable (increase/decrease)	(9,100)	84	1,215
Net cash (used) by operating activities	(34,979)	(13,930)	(58,007)
Cash flows from investing activities:
Purchase of mineral properties			(7,500)
Net cash (used) by investing activities			(7,500)
Cash flows from financing activities:
Common stock issued for cash	36,500		61,500
Cash proceeds from shareholder advances	1,980	5,725	7,705
Net cash provided by financing activities	38,480	5,725	69,205
Net increase (decrease) in cash	3,501	(8,205)	3,698
Cash, beginning of period	197	12,367
Cash, end of period	$ 3,698	$ 4,162	$ 3,698

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting

Note 1 – Basis of Presentation

The unaudited financial statements included herein have been prepared by Dane Exploration Inc. (the “Company”) in accordance with accounting principles generally accepted in the United States for interim financial information. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted as allowed by such rules and regulations, and the Company believes that the disclosures are adequate to make the information presented not misleading. These unaudited financial statements of the Company as of June 30, 2012 have been prepared without audit pursuant to the rules and regulations of the Securities Exchange Commission.

It is suggested that these financial statements be read in conjunction with the September 30, 2011 audited financial statements and the accompanying notes included in the Company’s Form 10-K filed with the Securities and Exchange Commission. The results of operations for the interim periods are not necessarily indicative of the results for the full year. In management’s opinion all adjustments necessary for a fair presentation of the Company’s financial statements are of a normal recurring nature and are reflected in the interim periods included.

Amounts shown for September 30, 2011 are based upon the audited financial statements of that date.

Accounting Policies	3 Months Ended
Jun. 30, 2012
Accounting Policies
Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

This summary of significant accounting policies is presented to assist in understanding Dane Resources Inc.’s financial statements. The financial statements and notes are representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to generally accepted accounting principles in the United States of America and have been consistently applied in the preparation of the financial statements, which are stated in U.S. Dollars.

The financial statements reflect the following significant accounting policies:

Exploration Stage Company

The Company is an exploration stage company. The Company is devoting substantially all of its present efforts to establish a new business and none of its planned principal operations have commenced. As an exploration stage enterprise, the Company discloses the deficit accumulated during the exploration stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date.

Exploration Costs and Mineral Property Right Acquisitions

The Company is primarily engaged in the acquisition and exploration of mining properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are initially capitalized when incurred. The Company assesses the carrying costs for impairment under Accounting Standards 930 Extractive Activities – Mining (AS 930). An impairment is recognized when the sum of the expected undiscounted future cash flows is less than the carrying amount of the mineral property. Impairment losses, if any, are measured as the excess of the carrying amount of the mineral property over its estimated fair value.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Earnings or (Loss) per Share

Basic loss per share is calculated by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding for the period. The denominator in this calculation is adjusted to reflect any stock splits or stock dividends.

Diluted loss per share is calculated using the treasury method which requires the calculation of diluted loss per share by assuming that any outstanding stock options with an average market price that exceeds the average exercise prices of the options for the year, are exercised and the assumed proceeds are used to repurchase shares of the Company at the average market price of the common shares for the year. An incremental per share effect is then calculated for each option. The denominator of the diluted loss per share formula is the number common shares outstanding at balance sheet date plus the incremental shares assumed to be issued from treasury for option exercises, less the number of shares assumed to be repurchased, weighted by the period they are assumed to be outstanding. This dilution calculation did not affect current fiscal year results because the Company does not have an Option Plan and has not issued any stock options; nor equity security equivalents such as warrants.

Stock-based Compensation

The Company follows ASC 718-10, Stock Compensation, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized. The Company has not adopted a stock option plan and has not granted any stock options; nor has it made any awards of stock, or stock equivalents.

Estimated Fair Value of Financial Instruments

ASC 820, "Fair Value Measurements", requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. It prioritizes the inputs into three levels that may be used to measure fair value:

Level 1:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2:

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3:

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company's financial instruments consist principally of cash, accounts payable, and shareholder advances. Pursuant to ASC 820, the fair value of our cash is determined based on "Level 1" inputs, which consist of quoted prices in active markets for identical assets. We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities using enacted rates in effect in the years during which the differences are expected to reverse and upon the possible realization of net operating loss carry-forwards. Additionally, the Company has not recognized any amount for a tax position taken or expected to be taken on its tax return, or for any interest or penalties.

Valuation of Long-Lived Assets

The Company will periodically analyze its long-lived assets for potential impairment, assessing the appropriateness of lives and recoverability of unamortized balances through measurement of undiscounted operation cash flows on a basis consistent with accounting principles generally accepted in the United States of America.

Start-up Costs

The Company expenses the cost of start-up activities, including organizational costs, as those costs are incurred.

Foreign Currency

The books of the Company are maintained in United States dollars and this is the Company’s functional and reporting currency. Transactions denominated in other than the United States dollar are translated as follows with the related transaction gains and losses being recorded in the Statements of Operations:

(i)	Monetary items are recorded at the rate of exchange prevailing as at the balance sheet date;
(ii)	Non-Monetary items including equity are recorded at the historical rate of exchange; and
(iii)	Revenues and expenses are recorded at the period average in which the transaction occurred.

Cash and Cash Equivalents

The Company considers cash and cash equivalents to consist of cash on hand and demand deposits in banks with an initial maturity of 90 days or less.

Risks and Uncertainties

The Company is subject to substantial business risks and uncertainties inherent in starting a new business. There is no assurance that the Company will be able to generate sufficient revenues or obtain sufficient funds necessary for launching a new business venture.

Recent Accounting Pronouncements

Various accounting pronouncements have been issued during 2012 and 2011, none of which are expected to have a material effect on the financial statements of the Company.

Risks and Uncertainties	3 Months Ended
Jun. 30, 2012
Risks and Uncertainties
Concentration Risk Disclosure

Note 3 – Going Concern

Generally accepted accounting principles in the United States of America contemplate the continuation of the Company as a going concern. However, the Company had a net loss for the nine month period ended June 30, 2012 of $(23,737); has accumulated losses of $(64,230) since inception on March 3, 2010; and has limited business operations, which raises substantial doubt about the Company’s ability to continue as a going concern. The continuation of the Company is dependent upon the success of its continued offering of shares to the public and the continuing financial support of stockholders of the Company. As of June 30, 2012, we projected the Company would need additional cash resources to operate during the upcoming 12 months and the Company intends to attempt to acquire additional operating capital through its public offering of shares. However, there is no assurance that any equity or debt offerings will successfully raise sufficient funds to assure the eventual profitability of the Company. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Property, Plant, and Equipment	3 Months Ended
Jun. 30, 2012
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure

NOTE 4 – Acquisition of Mineral Properties and Impairments on Mineral Properties

On July 22, 2010, the Company purchased the Judy Mineral Claims located in Northwest British Columbia, Canada from an independent prospector, for cash of $7,500. As of September 30, 2010, the Company had indicators that the cost of this investment may not be recoverable. Accordingly, it conducted a cash flows analysis and based on that analysis determined the investment was impaired..Accordingly, the Company recorded an impairment loss of $7,500.

Related Party Disclosures	3 Months Ended
Jun. 30, 2012
Related Party Disclosures
Related Party Transactions Disclosure

NOTE 5 – Related Party Transactions & Shareholder Advances

During the nine month period ended June 30, 2012, our president advanced the Company $1,980 ($7,705 has been advanced since inception). The shareholder advances are non-interest bearing and payable on demand.

Commitment and Contingencies	3 Months Ended
Jun. 30, 2012
Commitment and Contingencies
Commitments and Contingencies Disclosure

NOTE 6 – Commitments and Contingencies

In order to maintain its mineral claim tenure titles in good standing it is necessary for the Company or its agent to perform and record physical or other acceptable work with a prescribed value per hectare per year during each yearly period mandated by the British Columbia Mineral Titles Branch (each such period covering July 1 to June 30 of the following year). Effective July 1, 2012, there was an increase in the fees charged by British Columbia Mineral Branch. The currently mandated work assessment rates are: (i) $5.00 per hectare per year for the periods of July 1, 2012 to June 30, 2013 and July 1, 2013 to June 30, 2014; (ii) $10.00 per hectare per year for the periods of July 1, 2014 to June 30, 2015 and July 1, 2015 to June 30, 2016; (iii) $15.00 per hectare per year for the periods of July 1, 2016 to June 30, 2017 and July 1, 2017 to June 30, 2018; and (iv) $20.00 per hectare per year for each subsequent yearly period. If acceptable work is not performed, the Company must pay the equivalent sum as cash in lieu of work at double the work assessment rate. Failure to do work or pay the cash in lieu will result in forfeiture of title. If work is performed, these costs translate to $nil for the balance of fiscal year 2012; $354 fiscal year 2013; $3,925 for fiscal year 2014; $6,280 for fiscal year 2015; $7,065 for fiscal year 2016; $9,419 for fiscal year 2017; $10,204 for fiscal year 2018; and $12,559 for each subsequent fiscal year. Alternatively, if payments instead of work are used to maintain the claims, these costs translate to $nil for the balance of fiscal year 2012; $4,650 fiscal year 2013; $7,850 for fiscal year 2014; $12,559 for fiscal year 2015; $14,129 for fiscal year 2016; $18,839 for fiscal year 2017; $18,839 for fiscal year 2018; and $25,118 for each subsequent fiscal year.

The Judy 1 claim Tenure 735182 and the McDame Mountain claim Tenure 821402 each now have an expiry date of December 19, 2012. During the nine month period ended June 30, 2012, new claim tenure dates were established through the payment of $2,280 to the Government of British Columbia Mineral Titles Branch for fees in lieu of exploration work performed; and subsequent to the end of the period ended June 30, 2012 a further payment in lieu of work performed of $3,200 was made. These payments were made by the Company's agent and reimbursed to him by the Company.

Equity	3 Months Ended
Jun. 30, 2012
Equity
Stockholders' Equity Note Disclosure

NOTE 7 – Common Stock

On July 16, 2010 the Company issued 50,000,000 shares of its common stock to its President for cash. This transaction was valued at a board approved value of $0.0005 per share for total proceeds of $25,000. Because the transaction price of the founder’s shares was below par value of $0.001, a discount to Paid in Capital of $(25,000) has been recorded.

On March 18, 2012, the Company issued a total of 1,825,000 common shares related to its first public offering of shares. These fully registered shares were sold to non-related parties at a price of $0.02 per share for total consideration of $36,500.

Subsequent Events	3 Months Ended
Jun. 30, 2012
Subsequent Events:
Subsequent Events

NOTE 8 – Subsequent Event

Subsequent to the period ended June 30, 2012, the Company made a further payment of fees in lieu of work of $3,200 to the British Columbia Mineral Titles Branch which had the effect of extending the Judy Claims in good standing to December 19, 2012.